Subsequent events (Details Narrative) - USD ($)									10 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Nov. 02, 2022	Oct. 31, 2022	Oct. 29, 2022	Oct. 14, 2022	Jun. 16, 2022	Feb. 11, 2022	Dec. 31, 2021	Nov. 07, 2022	Sep. 30, 2022
Common stock value											$ 1,872
Common stock, par value									$ 0.0001		$ 0.0001
Interest rate								0.25%
Due from related party											$ 4,090,000
Tangible net assets									$ 6,351		$ 16,510
Preferred stock, par value									$ 0.0001		$ 0.0001
Northern Lights Acquisition Corp [Member]
Cash									$ 254,523
Sale of stock number of shares issued									11,500,000
Preferred stock, par value									$ 0.0001
Issuance of common stock									$ 25,000
Common Class A [Member]
Common stock, par value											$ 0.0001
Common Class A [Member] | Northern Lights Acquisition Corp [Member]
Common stock value									$ 53
Common stock, par value									$ 0.0001
Series A Convertible Preferred Stock [Member] | Northern Lights Acquisition Corp [Member]
Sale of stock number of shares issued								60,000
Midtown East Management NL LLC [Member] | Common Class A [Member]
Shares, Issued							1,666,666
Weighted average share price							$ 3.00
Subsequent Event [Member] | Northern Lights Acquisition Corp [Member]
Issuance of common stock								$ 60,000,000.0
Subsequent Event [Member] | Common Class A [Member] | Northern Lights Acquisition Corp [Member]
Warrant to purchase, percentage								50.00%
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member] | Northern Lights Acquisition Corp [Member]
Preferred stock, par value								$ 0.0001
Subsequent Event [Member] | SHF Holding Co., LLC [Member] | Northern Lights Acquisition Corp [Member]
Number of outstanding								$ 185,000,000
Number of issued								185,000,000
Cash								70,000,000
Tangible net assets								$ 5,000,001
Subsequent Event [Member] | SHF Holding Co., LLC [Member] | Common Class A [Member] | Northern Lights Acquisition Corp [Member]
Stock issued during period shares acquisition								11,386,139
Stock issued during period value acquisition								$ 115,000,000
Subsequent Event [Member] | SHF Holding Co., LLC [Member] | Merger Agreement [Member]
Cash consideration					$ 9,000,000
Cash consideration payable					3,000,000
Additional cash consideration payable					3,000,000
Common stock value					$ 21,000,000
Common stock, par value					$ 0.0001
Payable in two installment					$ 8,400,000
Payable in closing year					$ 12,600,000
Subsequent Event [Member] | Benchmark Investments LLC [Member]
Notes payable			$ 2,166,250
Principle amount			2,166,250
Debt periodic payment	$ 362,625	$ 362,625		$ 362,625		$ 715,750
Repayment of debt			$ 1,450,500
Interest rate										24.00%
Due from related party				$ 362,625